Document and Entity Information	12 Months Ended
Jan. 31, 2015
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jan. 31, 2015
Trading Symbol	agxm
Entity Registrant Name	ARGENTEX MINING CORP
Entity Central Index Key	0001167887
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	88,941,317
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY